Shareholder Report, Average Annual Return (Details)	12 Months Ended	51 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
Putnam Focused Large Cap Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Growth ETF (NAV)
Average Annual Return, Percent	21.44%	13.33%
Russell 3000 Index_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	11.12%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	22.58%	14.82%